Share-Based Payments - Summary of Information on Stock Option Activity (Details) - Stock options [member]	12 Months Ended
	Dec. 31, 2025 € / shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	8,546,368	7,913,183	7,400,519
Option exercisable, ending balance	7,523,716	8,546,368	7,913,183	7,400,519
Weighted- average exercise price per share, beginning balance	€ 22.34	€ 23.63	€ 24.58
Weighted- average exercise price per share, ending balance	€ 14.42	€ 22.34	€ 23.63	€ 24.58
Option outstanding, beginning balance	12,519,294	10,543,159	8,787,264
Option outstanding, granted	6,346,033	3,054,163	1,835,411
Option outstanding, exercised	(13,438)	0	0
Option outstanding, forfeited, cancelled or expired	(2,811,646)	(1,078,028)	(79,516)
Option outstanding, ending balance	16,040,242	12,519,294	10,543,159	8,787,264
Weighted average exercise price per share, beginning balance	€ 16.16	€ 18.92	€ 22.31
Weighted average exercise price per share, granted	1.49	2.51	2.86
Weighted average exercise price per share, exercised	2.17	0	0
Weighted average exercise price per share, forfeited or expired	31.33	4.5	22.86
Weighted average exercise price per share, ending balance	€ 7.71	€ 16.16	€ 18.92	€ 22.31
Remaining Average Useful Life	6 years 4 months 24 days	4 years 7 months 6 days	4 years 7 months 6 days	4 years 7 months 6 days